Pensions FV Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Redemption Restriction, Lapse Date	The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 344.3	$ 362.5	$ 347.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1.0
Domestic Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	335.2	349.4
Domestic Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	9.1	13.1	15.7
Domestic Pension Benefits [Member] | Fair Value Inputs, Levels 2 and 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	344.3
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	34.00%
Fair Value of Plan Assets	112.5	128.1
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	112.5	128.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | U.S. Real Estate-related Equities[Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	5.00%
Domestic Pension Benefits [Member] | International Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	29.00%
Fair Value of Plan Assets	82.8	96.1
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	82.8	96.1
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | International Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	37.00%
Fair Value of Plan Assets	132.2	112.9
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	132.2	112.9
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 3 days
Domestic Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%
Fair Value of Plan Assets	9.1	13.0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Private Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	9.1	13.0	14.8
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	1.0
Redemption Frequency (if Currently Eligible)	Restricted
Redemption Notice Period	Restricted
Domestic Pension Benefits [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	7.7	12.3
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	7.7	12.3
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Domestic Pension Benefits [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Alternative Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0.1
Domestic Pension Benefits [Member] | Alternative Investments [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Alternative Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Domestic Pension Benefits [Member] | Alternative Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0.1	0.9
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	524.2	510.5	475.0
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Non-U.S. Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	71.4	72.6
Non-U.S. Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	452.8	437.9
Non-U.S. Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	200.1	176.1
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	20.3	20.4
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	179.8	155.7
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least weekly
Redemption Notice Period	No more than 5 days
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Daily
Redemption Notice Period	Daily
Non-U.S. Pension Benefits [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	232.8	249.0
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	46.8	49.0
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	186.0	200.0
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	At least monthly
Redemption Notice Period	No more than 1 month
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	86.8	82.0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	86.8	82.0
Defined Benefit Plan Investments That Calculate Net Asset Value Per Share [Abstract]
Unfunded Commitments	0
Redemption Frequency (if Currently Eligible)	Not applicable
Redemption Notice Period	Not applicable
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4.5	3.4
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4.3	3.2
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0.2	0.2
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 0	$ 0
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%